CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2025	Sep. 30, 2024
CURRENT ASSETS:
Cash	$ 1,805,463	$ 410,716
Restricted cash	504,058	4,564
Accounts receivable, net	4,654,356	5,298,006
Inventories, net	199,869	70,681
Advances to vendors	1,645,537	1,124,030
Prepayments and other current assets	441,534	40,990
Deferred issuance costs		138,463
TOTAL CURRENT ASSETS	9,250,817	7,087,450
Property and equipment, net	32,764	39,707
Long-term prepaid expenses, net	437,500
Intangible assets, net	327,071
Operating lease right of use assets	1,153,272	13,122
Deferred tax assets, net	114,208	88,445
TOTAL NONCURRENT ASSETS	2,064,815	141,274
TOTAL ASSETS	11,315,632	7,228,724
CURRENT LIABILITIES:
Accounts payable	1,766,033	2,860,703
Advance from customers	1,612,363	425,116
Accrued expenses and other liabilities	393,648	297,360
Taxes payable	310,233	341,217
Operating lease liabilities, current portion	1,272	13,122
TOTAL CURRENT LIABILITIES	4,240,663	4,166,469
Long-term bank loan	372,070
Operating lease liabilities, non-current portion		0
TOTAL NON-CURRENT LIABILITIES	372,070	0
TOTAL LIABILITIES	4,612,733	4,166,469
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY:
Ordinary shares
Additional paid in capital	13,285,824	4,821,992
Statutory reserves	35,448	35,448
Accumulated deficit	(6,588,434)	(1,704,065)
Accumulated other comprehensive loss	(202,103)	(186,134)
TOTAL SHAREHOLDERS' EQUITY	6,535,193	2,971,181
Non-controlling interest	167,706	91,074
TOTAL EQUITY	6,702,899	3,062,255
TOTAL LIABILITIES AND EQUITY	11,315,632	7,228,724
Related party
CURRENT LIABILITIES:
Due to related parties	157,114	228,951
Common Class A
SHAREHOLDERS' EQUITY:
Ordinary shares	3,958	3,440
Common Class B
SHAREHOLDERS' EQUITY:
Ordinary shares	$ 500	$ 500